Income tax expense - Current tax and Deferred tax (Details) - GBP (£)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Current tax
Total current tax expense	£ (4,170,000)	£ (989,000)	£ (483,000)
Deferred tax
Total deferred tax expense	(64,019,000)	(1,426,000)	(8,112,000)
Total tax expense
Total income tax expense	(68,189,000)	(2,415,000)	(8,595,000)
UK and US
Current tax
Current tax on loss/profit for the year	(3,972,000)	551,000	(498,000)
Adjustment in respect of previous years	490,000	(598,000)	229,000
US
Deferred tax
Origination and reversal of temporary differences	3,831,000	4,591,000	(3,452,000)
Re-measurement of US deferred tax asset	(66,561,000)	(3,916,000)
Adjustment in respect of previous years	973,000	(1,150,000)	776,000
Total deferred tax expense	(61,757,000)	(475,000)	(2,676,000)
UK
Deferred tax
Origination and reversal of temporary differences	9,762,000	2,452,000	(5,515,000)
Adjustment in respect of previous years	(800,000)	512,000	79,000
Impact of change in corporate income tax rate	(11,224,000)	(3,915,000)
Total deferred tax expense	(2,262,000)	(951,000)	(5,436,000)
Other than UK and US
Current tax
Current tax on loss/profit for the year	£ (688,000)	£ (942,000)	£ (214,000)